Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases	Leases
Lessee

The Company leases office facilities under various cancellable and non-cancellable operating leases, most of which provide extension or early termination options. The Company's lease agreements do not contain any residual value guarantees or material restrictive covenants.

The following table summarizes the impact of the Company's leases in its financial statements (in thousands):

Balance Sheet	Financial statement caption		December 31, 2025	December 31, 2024
Right-of-use asset - operating	Other assets		$9,935	$10,645
Lease liability - operating	Accounts payable and other accrued expenses		$13,356	$14,331

		Year Ended December 31,
Income Statement	Financial statement caption	2025	2024	2023
Operating lease cost(1)	Administrative expenses	$3,096	$2,968	$2,869
(1)     Includes short-term leases that are immaterial.

Cash paid for amounts included in the measurement of lease liabilities included in operating cash flows was $3.0 million, $2.5 million, and $2.9 million for the years ended December 31, 2025, 2024, and 2023, respectively.

The following represents the Company's future undiscounted cash flows related to lease liabilities for each of the next five years and thereafter as of December 31, 2025 (in thousands):

Years ending December 31,
2026	$3,285
2027	2,298
2028	1,962
2029	1,581
2030	1,337
2031 and thereafter	6,258
Total undiscounted future cash flows related to lease payments	$16,721
Less: imputed interest	(3,365)
Total present value of lease liability	$13,356

The following table includes supplemental information related to the Company's operating leases:

	December 31, 2025	December 31, 2024
Weighted-Average Remaining Lease Term	7.7 years	8.5 years
Weighted-Average Discount Rate	5.54%	5.67%
Lessor

Operating Leases

The following is the minimum future rental income as of December 31, 2025 under non-cancelable operating leases, assuming the minimum contractual lease term (in thousands):

Years ending December 31,
2026	$786,218
2027	656,542
2028	561,946
2029	443,924
2030	317,021
2031 and thereafter	863,336
Total	$3,628,987

As of December 31, 2025, the Company has deferred revenue balances related to operating leases with uneven payment terms. These amounts will be amortized into revenue as follows (in thousands):

Years ending December 31,
2026	$42,387
2027	16,776
2028	15,392
2029	13,837
2030	8,426
2031 and thereafter	20,956
Total	$117,774

Finance Leases

The following table summarizes the components of the net investment in finance leases (in thousands):

	December 31, 2025	December 31, 2024
Future minimum lease payment receivable(1)	$2,053,619	$1,989,859
Estimated residual receivable(2)	299,919	269,090
Gross finance lease receivables(3)	2,353,538	2,258,949
Unearned income(4)	(672,950)	(673,137)
Net investment in finance leases(5)	$1,680,588	$1,585,812
(1)     There were no executory costs included in gross finance lease receivables as of December 31, 2025 and December 31, 2024.
(2)    The Company's finance leases generally include a purchase option at nominal amounts that is reasonably certain to be exercised, and therefore, the Company has immaterial residual value risk for assets.
(3)    The gross finance lease receivable is reduced as billed to customers and reclassified to accounts receivable until paid by customers.
(4)     There were no unamortized initial direct costs as of December 31, 2025 and December 31, 2024.
(5)    One major customer represented 93% of the Company's finance lease portfolio as of December 31, 2025 and 2024. No other customer represented more than 10% of the Company's finance lease portfolio in each of those periods.
Maturities of the Company's gross finance lease receivables subsequent to December 31, 2025 are as follows (in thousands):

Years ending December 31,
2026	$254,191
2027	229,936
2028	227,564
2029	215,466
2030	211,872
2031 and thereafter	1,214,509
Total	$2,353,538
The Company’s finance lease portfolio customers are primarily large international shipping lines. In its estimate of expected credit losses, the Company evaluates the overall credit quality of its finance lease portfolio. The Company considers an account past due when a payment has not been received in accordance with the terms of the related lease agreement and maintains allowances, if necessary, for doubtful accounts. These allowances are based on, but not limited to, historical experience which includes stronger and weaker economic cycles, each lessee's payment history, management's current assessment of each lessee's financial condition, consideration of current economic conditions and reasonable market forecasts.
Leases	Leases
Lessee

The Company leases office facilities under various cancellable and non-cancellable operating leases, most of which provide extension or early termination options. The Company's lease agreements do not contain any residual value guarantees or material restrictive covenants.

The following table summarizes the impact of the Company's leases in its financial statements (in thousands):

Balance Sheet	Financial statement caption		December 31, 2025	December 31, 2024
Right-of-use asset - operating	Other assets		$9,935	$10,645
Lease liability - operating	Accounts payable and other accrued expenses		$13,356	$14,331

		Year Ended December 31,
Income Statement	Financial statement caption	2025	2024	2023
Operating lease cost(1)	Administrative expenses	$3,096	$2,968	$2,869
(1)     Includes short-term leases that are immaterial.

Cash paid for amounts included in the measurement of lease liabilities included in operating cash flows was $3.0 million, $2.5 million, and $2.9 million for the years ended December 31, 2025, 2024, and 2023, respectively.

The following represents the Company's future undiscounted cash flows related to lease liabilities for each of the next five years and thereafter as of December 31, 2025 (in thousands):

Years ending December 31,
2026	$3,285
2027	2,298
2028	1,962
2029	1,581
2030	1,337
2031 and thereafter	6,258
Total undiscounted future cash flows related to lease payments	$16,721
Less: imputed interest	(3,365)
Total present value of lease liability	$13,356

The following table includes supplemental information related to the Company's operating leases:

	December 31, 2025	December 31, 2024
Weighted-Average Remaining Lease Term	7.7 years	8.5 years
Weighted-Average Discount Rate	5.54%	5.67%
Lessor

Operating Leases

The following is the minimum future rental income as of December 31, 2025 under non-cancelable operating leases, assuming the minimum contractual lease term (in thousands):

Years ending December 31,
2026	$786,218
2027	656,542
2028	561,946
2029	443,924
2030	317,021
2031 and thereafter	863,336
Total	$3,628,987

As of December 31, 2025, the Company has deferred revenue balances related to operating leases with uneven payment terms. These amounts will be amortized into revenue as follows (in thousands):

Years ending December 31,
2026	$42,387
2027	16,776
2028	15,392
2029	13,837
2030	8,426
2031 and thereafter	20,956
Total	$117,774

Finance Leases

The following table summarizes the components of the net investment in finance leases (in thousands):

	December 31, 2025	December 31, 2024
Future minimum lease payment receivable(1)	$2,053,619	$1,989,859
Estimated residual receivable(2)	299,919	269,090
Gross finance lease receivables(3)	2,353,538	2,258,949
Unearned income(4)	(672,950)	(673,137)
Net investment in finance leases(5)	$1,680,588	$1,585,812
(1)     There were no executory costs included in gross finance lease receivables as of December 31, 2025 and December 31, 2024.
(2)    The Company's finance leases generally include a purchase option at nominal amounts that is reasonably certain to be exercised, and therefore, the Company has immaterial residual value risk for assets.
(3)    The gross finance lease receivable is reduced as billed to customers and reclassified to accounts receivable until paid by customers.
(4)     There were no unamortized initial direct costs as of December 31, 2025 and December 31, 2024.
(5)    One major customer represented 93% of the Company's finance lease portfolio as of December 31, 2025 and 2024. No other customer represented more than 10% of the Company's finance lease portfolio in each of those periods.
Maturities of the Company's gross finance lease receivables subsequent to December 31, 2025 are as follows (in thousands):

Years ending December 31,
2026	$254,191
2027	229,936
2028	227,564
2029	215,466
2030	211,872
2031 and thereafter	1,214,509
Total	$2,353,538
The Company’s finance lease portfolio customers are primarily large international shipping lines. In its estimate of expected credit losses, the Company evaluates the overall credit quality of its finance lease portfolio. The Company considers an account past due when a payment has not been received in accordance with the terms of the related lease agreement and maintains allowances, if necessary, for doubtful accounts. These allowances are based on, but not limited to, historical experience which includes stronger and weaker economic cycles, each lessee's payment history, management's current assessment of each lessee's financial condition, consideration of current economic conditions and reasonable market forecasts.